ACCOUNTS PAYABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Accounts payable	$868	$849
Accrued and other liabilities	750	545
Lease liabilities	37	43
Financial liabilities (1)	113	109
Work in progress (2)	514	481
Provisions and decommissioning liabilities	512	502
Liabilities associated with assets held for sale	—	5
Total current	$2,794	$2,534
Non-current
Accounts payable	$82	$84
Accrued and other liabilities	317	312
Lease liabilities	247	269
Financial liabilities (1)	1,357	1,378
Work in progress (2)	27	20
Provisions and decommissioning liabilities	206	221
Total non-current	$2,236	$2,284
____________________________________
(1)Includes financial liabilities of $1,341 million ($65 million current and $1,276 million non-current) as at June 30, 2024, and $1,345 million ($64 million current and $1,281 million non-current) as at December 31, 2023 related to a failed sale and leaseback of hospitals.
(2)See Note 16 for additional information